OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

October 29, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re: Oppenheimer International Small Company Fund
Post-Effective Amendment No. 31 under the Securities Act
and Amendment No. 33 under the Investment Company Act
File Nos. 333-31537; 811-08299

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer International Small Company Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 31 under the Securities Act and Amendment No. 33 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed December 23, 2014. The Amendment has been tagged to indicate changes since the December 23, 2014 filing.

The material differences between the disclosure in the December 23, 2014 filing and the Amendment are:

1.	A change in the Registrant’s name from Oppenheimer International Small Company Fund to Oppenheimer International Small-Mid Company Fund;
2.	Related changes to the Registrant’s investment strategies and risks to reflect changes in Registrant’s emphasis to both small-cap and mid-cap securities; and
3.	A related change to the Registrant’s performance benchmark to the MSCI ACWI ex-US SMID Index.

We anticipate the Amendment should become effective on December 29, 2015, as indicated on the facing page of the Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com

Sincerely,

/s/ Amy Shapiro

Amy Shapiro

Vice President & Assistant Counsel

cc: Valerie Lithotomos, Esq.

Kramer Levin Naftalis & Frankel LLP

KPMG LLP

Gloria LaFond

Edward Gizzi, Esq.